As filed with the Securities and Exchange Commission on April 9, 2024

Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒ Registration Statement under the Securities Act of 1933

☐ Pre-Effective Amendment

☐ Post-Effective Amendment No.

☐ Registration Statement under the Investment Company Act of 1940

☐ Amendment No.

GREAT ELM CAPITAL CORP.

(Registrant’s Exact Name as Specified in Charter)

800 South Street, Suite 230
Waltham, Massachusetts 02453
(Address of Principal Executive Offices)

(617) 375-3006
(Registrant’s Telephone Number, including Area Code)

Matt Kaplan
President and Chief Executive Officer
Great Elm Capital Corp.
800 South Street, Suite 230
Waltham, Massachusetts 02453
(Name and Address of Agent for Service)

COPIES TO:

Rory T. Hood Jones Day 250 Vesey Street New York, New York 10281 (212) 326-3939	William J. Tuttle, P.C. Kirkland & Ellis LLP 1301 Pennsylvania Ave, N.W. Washington, DC 20004 (202) 389-5000

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-277557.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .
☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

This Registration Statement shall become effective upon filing with the Securities and Exchange Commission in accordance with Rule 462(b) of the Securities Act of 1933, as amended.

Explanatory Note

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by Great Elm Capital Corp. (the “Registrant”) with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-277557), including the preliminary prospectus and the exhibits thereto, initially filed on February 29, 2024 and declared effective on April 9, 2024, as amended by pre-effective amendments thereto.

The required opinions and consents are listed on the Exhibit Index attached to and filed with this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Waltham, and the Commonwealth of Massachusetts, on the 9th day of April, 2024.

GREAT ELM CAPITAL CORP.

By:	/s/ Matt Kaplan
Name:	Matt Kaplan
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated as of April 9, 2024.

Name	Capacity
/s/ Matt Kaplan	President and Chief Executive Officer (Principal Executive Officer)
Matt Kaplan

/s/ Keri Davis	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Keri Davis

*	Director
Mark Kuperschmid

*	Director
Matthew Drapkin

*	Director
Richard Cohen

*	Director
Chad Perry

*	Director
Erik A. Falk

*By:	/s/ Matt Kaplan
Matt Kaplan
Attorney-in-fact

Exhibit Index
Exhibit Number	Description
(l)(l)*	Opinion of Jones Day
(l)(2)*	Opinion of Venable LLP
(n)(1)*	Consent of Deloitte & Touche LLP, Registered Independent Accounting Firm
(n)(2)*	Consent of Jones Day (included in Exhibit (l)(1))
(n)(3)*	Consent of Venable LLP (included in Exhibit (l)(2))
(s)*	Calculation of Filing Fee Table
104	Cover Page Interactive Data File (formatted as Inline XBRL)

* Filed herewith